Deferred Sales Inducements	12 Months Ended
Dec. 31, 2014
Deferred Sales Inducements
(11)	Deferred Sales Inducements

DSI at December 31 and the changes in the balance for years then ended are as follows:

	2014	2013	2012
Balance, beginning of year	$1,076,530	673,944	1,167,736
Capitalization	143,717	131,127	161,828
Amortization	(183,504)	(242,605)	(289,641)
Interest	35,528	38,936	43,279
Change in shadow DSI	(225,271)	475,128	(409,258)

Balance, end of year	$847,000	1,076,530	673,944

The change in shadow DSI balances are impacted by movements in unrealized gains and losses as a result of market conditions.